Supplemental Condensed Consolidating Financial Information - Condensed Statements of Operations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Income Statements Captions [Line Items]
Total revenues	$ 32,555	$ 33,836	$ 32,801
Cost and Expenses:
Cost of goods sold	25,534	26,551	25,569
Selling, general and administrative expenses	2,925	3,094	3,036
Research and development expenses	1,106	1,222	1,129
Restructuring expenses	184	71	231
Interest expense	1,318	1,196	1,209
Other, net	399	328	280
Total Costs and Expenses	31,466	32,462	31,454
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	1,089	1,374	1,347
Income taxes	467	671	564
Equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	86	125	93
Net Income	708	828	876
Net income (loss) attributable to noncontrolling interests	(2)	151	120
Net income attributable to CNH Industrial N.V.	710	677	756
CNH Industrial N.V. [Member]
Condensed Income Statements Captions [Line Items]
Total revenues	2,034	1,940	2,161
Cost and Expenses:
Cost of goods sold	1,750	1,633	1,829
Selling, general and administrative expenses	136	136	111
Research and development expenses	13	12	15
Restructuring expenses	3
Interest expense	210	173	147
Interest compensation to Financial Services	12	12	12
Other, net	15	487	96
Total Costs and Expenses	2,139	2,453	2,210
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	(105)	(513)	(49)
Income taxes	(101)	56	13
Equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	714	1,246	818
Net Income	710	677	756
Net income attributable to CNH Industrial N.V.	710	677	756
Case New Holland Industrial Inc. [Member]
Condensed Income Statements Captions [Line Items]
Total revenues	10	10	11
Cost and Expenses:
Selling, general and administrative expenses		2	1
Interest expense	234	262	280
Other, net	(4)	1
Total Costs and Expenses	230	265	281
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	(220)	(255)	(270)
Income taxes	(71)	(95)	(101)
Equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	918	1,056	682
Net Income	769	896	513
Net income attributable to CNH Industrial N.V.	769	896	513
Guarantor Subsidiaries [Member]
Condensed Income Statements Captions [Line Items]
Total revenues	12,898	13,831	13,305
Cost and Expenses:
Cost of goods sold	10,269	11,016	10,714
Selling, general and administrative expenses	652	706	709
Research and development expenses	388	439	410
Restructuring expenses	29	1
Interest expense	140	136	116
Interest compensation to Financial Services	201	194	185
Other, net	185	(195)	169
Total Costs and Expenses	11,864	12,297	12,303
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	1,034	1,534	1,002
Income taxes	268	357	288
Equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	364	354	453
Net Income	1,130	1,531	1,167
Net income attributable to CNH Industrial N.V.	1,130	1,531	1,167
All Other Subsidiaries [Member]
Condensed Income Statements Captions [Line Items]
Total revenues	24,283	25,516	24,113
Cost and Expenses:
Cost of goods sold	19,422	20,655	19,189
Selling, general and administrative expenses	2,137	2,250	2,215
Research and development expenses	705	771	704
Restructuring expenses	152	70	231
Interest expense	1,284	1,127	1,095
Other, net	203	35	15
Total Costs and Expenses	23,903	24,908	23,449
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	380	608	664
Income taxes	371	353	364
Equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	(32)	522	155
Net Income	(23)	777	455
Net income (loss) attributable to noncontrolling interests	(2)	151	120
Net income attributable to CNH Industrial N.V.	(21)	626	335
Eliminations [Member]
Condensed Income Statements Captions [Line Items]
Total revenues	(6,670)	(7,461)	(6,789)
Cost and Expenses:
Cost of goods sold	(5,907)	(6,753)	(6,163)
Interest expense	(550)	(502)	(429)
Interest compensation to Financial Services	(213)	(206)	(197)
Total Costs and Expenses	(6,670)	(7,461)	(6,789)
Equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	(1,878)	(3,053)	(2,015)
Net Income	(1,878)	(3,053)	(2,015)
Net income attributable to CNH Industrial N.V.	$ (1,878)	$ (3,053)	$ (2,015)